Schedule of Investments (unaudited) January 31, 2020	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 7.9%
Bank of Hawaii Corp.	63,773	$5,714,061
First Hawaiian Inc.	255,595	7,427,591
Huntington Bancshares Inc./OH	2,098,457	28,476,062
NBT Bancorp. Inc.	17,772	671,604
Truist Financial Corp.	1,311,671	67,642,873
U.S. Bancorp.	2,072,901	110,319,791
Wells Fargo & Co.	7,831,601	367,615,351

		587,867,333

Beverages — 8.3%
Coca-Cola Co. (The)	5,811,400	339,385,760
PepsiCo Inc.	1,983,846	281,745,809

		621,131,569

Biotechnology — 4.2%
Amgen Inc.	757,292	163,612,937
Gilead Sciences Inc.	2,398,876	151,608,963

		315,221,900

Capital Markets — 2.3%
BlackRock Inc.(a)	160,183	84,472,505
Eaton Vance Corp., NVS	191,167	8,745,890
Evercore Inc., Class A	67,062	5,138,290
Franklin Resources Inc.	586,319	14,833,871
Janus Henderson Group PLC	486,503	12,293,931
Moelis & Co., Class A	167,096	6,015,456
T Rowe Price Group Inc.	296,717	39,620,621

		171,120,564

Communications Equipment — 4.2%
Cisco Systems Inc.	6,834,536	314,183,620

Distributors — 0.3%
Genuine Parts Co.	219,916	20,577,540

Diversified Telecommunication Services — 16.8%
AT&T Inc.	19,874,898	747,693,663
Cogent Communications Holdings Inc.	91,970	6,523,432
Verizon Communications Inc.	8,478,770	503,978,089

		1,258,195,184

Electric Utilities — 6.7%
ALLETE Inc.	80,427	6,714,046
Alliant Energy Corp.	328,460	19,497,386
American Electric Power Co. Inc.	765,764	79,807,924
Avangrid Inc.	107,400	5,720,124
Duke Energy Corp.	1,577,157	153,977,838
Entergy Corp.	320,347	42,132,037
Evergy Inc.	388,987	28,069,302
Hawaiian Electric Industries Inc.	162,330	7,939,560
Portland General Electric Co.	131,045	8,059,268
Southern Co. (The)	2,176,715	153,240,736

		505,158,221

Electrical Equipment — 1.6%
Eaton Corp. PLC	652,439	61,635,912
Emerson Electric Co.	829,735	59,433,918

		121,069,830

Energy Equipment & Services — 2.1%
Core Laboratories NV	118,057	4,147,343
Halliburton Co.	1,383,298	30,169,729
Schlumberger Ltd.	3,671,298	123,025,196

		157,342,268

Security	Shares	Value

Food Products — 0.8%
General Mills Inc.	1,171,005	$61,149,881

Gas Utilities — 0.1%
National Fuel Gas Co.	171,223	7,395,121

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	894,664	38,944,724
Cracker Barrel Old Country Store Inc.	43,046	6,583,025
Las Vegas Sands Corp.	814,823	53,216,090

		98,743,839

Household Products — 1.4%
Clorox Co. (The)	180,046	28,323,036
Kimberly-Clark Corp.	528,811	75,746,888

		104,069,924

Industrial Conglomerates — 2.1%
3M Co.	1,000,571	158,750,595

Insurance — 0.3%
Fidelity National Financial Inc.	395,838	19,297,103

IT Services — 0.6%
Paychex Inc.	481,759	41,320,469

Leisure Products — 0.2%
Hasbro Inc.	176,527	17,982,805

Machinery — 0.5%
Cummins Inc.	232,526	37,197,184

Media — 0.6%
Interpublic Group of Companies Inc. (The)	827,822	18,791,559
Omnicom Group Inc.	358,916	27,029,964

		45,821,523

Multi-Utilities — 1.9%
DTE Energy Co.	283,161	37,549,980
MDU Resources Group Inc.	291,253	8,624,002
NorthWestern Corp.	86,077	6,625,347
Public Service Enterprise Group Inc.	833,776	49,359,539
WEC Energy Group Inc.	425,563	42,509,488

		144,668,356

Oil, Gas & Consumable Fuels — 19.8%
Chevron Corp.	3,957,720	424,030,121
CVR Energy Inc.	119,613	4,139,806
Exxon Mobil Corp.	10,867,032	675,060,028
HollyFrontier Corp.	220,011	9,882,894
Marathon Petroleum Corp.	1,247,659	67,997,416
ONEOK Inc.	1,062,743	79,567,568
Phillips 66	734,380	67,100,301
Valero Energy Corp.	819,779	69,115,567
Williams Companies Inc. (The)	4,052,551	83,847,280

		1,480,740,981

Pharmaceuticals — 12.5%
Johnson & Johnson	3,621,028	539,062,438
Pfizer Inc.	10,608,994	395,078,937

		934,141,375

Real Estate Management & Development — 0.1%
Kennedy-Wilson Holdings Inc.	247,615	5,338,579

Semiconductors & Semiconductor Equipment — 2.6%
Maxim Integrated Products Inc.	461,630	27,753,195

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Inc.	1,384,158	$166,998,663

		194,751,858

Thrifts & Mortgage Finance — 0.0%
TFS Financial Corp.	153,963	3,145,464

Trading Companies & Distributors — 0.6%
Fastenal Co.	715,294	24,949,455
MSC Industrial Direct Co. Inc., Class A	97,793	6,656,770
Watsco Inc.	60,796	10,573,640

		42,179,865

Total Common Stocks — 99.8% (Cost: $7,307,544,031)		7,468,562,951

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(b)	13,767,000	13,767,000

Total Short-Term Investments — 0.2% (Cost: $13,767,000)		13,767,000

Total Investments in Securities — 100.0% (Cost: $7,321,311,031)		7,482,329,951

Other Assets, Less Liabilities — 0.0%		2,260,795

Net Assets — 100.0%		$7,484,590,746

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased	Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,347,182	—	(1,580,182	)(b)	13,767,000	$13,767,000	$210,283	$—		$—
BlackRock Inc.	—	200,406	(40,223)		160,183	84,472,505	589,268	1,248,189		13,075,302

						$98,239,505	$799,551	$1,248,189		$13,075,302

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	93	03/20/20	$14,992	$(241,615)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core High Dividend ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,468,562,951	$—	$—	$7,468,562,951
Money Market Funds	13,767,000	—	—	13,767,000

	$7,482,329,951	$—	$—	$7,482,329,951

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(241,615)	$—	$—	$(241,615)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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